OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	December 31,	December 31,
	2023	2022
Payables to non-trade vendors and service providers	$3,475,685	$8,771,325
Salary payables	473,086	186,216
Other miscellaneous payables	79,112	56,517
Total other payables and accrued liabilities	$4,027,883	$9,014,058